STATUTORY RESERVES AND RESTRICTED NET ASSETS - (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Statutory reserves | $	$ 0		$ 0
Restricted net assets | ¥		¥ 3,334,624